Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Top 20 U.S. Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.4%
Tesla, Inc.
(a)
........................ 12,302 $ 4,968,040
Banks — 3.8%
JPMorgan Chase & Co. ............... 18,299 4,386,453
Broadline Retail — 4.4%
Amazon.com, Inc.
(a)
.................. 22,707 4,981,689
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp. ............... 2,876 2,635,193
Walmart, Inc. ....................... 28,204 2,548,231
5,183,424
Entertainment — 2.2%
Netflix, Inc.
(a)
....................... 2,783 2,480,543
Financial Services — 10.1%
Berkshire Hathaway, Inc. , Class B
(a)
....... 11,334 5,137,476
Mastercard, Inc. , Class A ............... 5,320 2,801,352
Visa, Inc. , Class A ................... 11,222 3,546,601
11,485,429
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc. ............... 5,973 3,021,502
Household Products — 2.2%
Procter & Gamble Co. (The) ............ 15,303 2,565,548
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................ 14,696 2,781,953
Alphabet, Inc. , Class C, NVS ............ 11,978 2,281,090
Meta Platforms, Inc. , Class A ............ 8,267 4,840,411
9,903,454
Oil, Gas & Consumable Fuels — 2.7%
Exxon Mobil Corp. ................... 28,547 3,070,801
Pharmaceuticals — 3.5%
Eli Lilly & Co. ...................... 5,112 3,946,464
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 19.6%
Broadcom, Inc. ..................... 28,527 $ 6,613,700
NVIDIA Corp. ...................... 117,114 15,727,239
22,340,939
Software — 13.1%
Microsoft Corp. ..................... 35,494 14,960,721
Specialty Retail — 2.2%
Home Depot, Inc. (The) ............... 6,445 2,507,040
Technology Hardware, Storage & Peripherals — 15.8%
Apple, Inc. ........................ 72,173 18,073,563
Total Long-Term Investments — 99 .8%
(Cost: $ 111,067,222 ) .............................. 113,875,610
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44%
(b) (c)
................. 210,532 210,532
Total Short-Term Securities — 0 .2%
(Cost: $ 210,532 ) ................................. 210,532
Total Investments — 100 .0%
(Cost: $ 111,277,754 ) .............................. 114,086,142
Liabilities in Excess of Other Assets — (0.0) % ............. (6,736)
Net Assets — 100.0% ...............................
$ 114,079,406
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/23/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 210,532
(a)
$ — $ — $ — $ 210,532 210,532 $ 966 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Top 20 U.S. Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 4 03/21/25 $ 170 $ (3,419)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 113,875,610 $ — $ — $ 113,875,610
Short-Term Securities
Money Market Funds ...................................... 210,532 — — 210,532
$ 114,086,142 $ — $ — $ 114,086,142
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,419) $ — $ — $ (3,419)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares